Income Taxes - Additional Information (Details) - Surrozen Inc [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Provision for (benefit from) income taxes	$ 0.0	$ 0.0
Valuation allowance deferred tax asset increase amount	$ 9.6	$ 7.0
Income tax examination likelihood of unfavorable settlement	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained
Minimum threshold percentage in which uncertain tax position will be recognized	50.00%
Maximum limit of business interest expense percent	30.00%
Maximum limit of charitable contribution deductions percent	10.00%
Coronavirus Aid Relief and Economic Securities Act [Member]
Income Tax Disclosure [Line Items]
Percentage of net operating loss carryforward to offset taxable income	100.00%
Maximum limit of business interest expense percent	50.00%
Maximum limit of charitable contribution deductions percent	25.00%
Minimum [Member]
Income Tax Disclosure [Line Items]
Open tax year	2015
Maximum [Member]
Income Tax Disclosure [Line Items]
Open tax year	2020
Tax Year 2020 [Member]
Income Tax Disclosure [Line Items]
Employee retention credits	$ 0.3
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	80.8
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carry forward	$ 1.5
Tax credit carry forwards expiration start year	2036
Domestic Tax Authority [Member] | Indefinite Tax Year [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 68.3
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	80.6
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carry forward	$ 1.9